THOMAS E. BISSET

DIRECT LINE: 202.383.0118

E-mail: thomas.bisset@sablaw.com

April 25, 2008

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	American Family Variable Account I Post-Effective Amendment No. 10 to Registration Statement on Form N-6 (File Nos. 333-44956/811-10097)

Commissioners:

On behalf of American Family Life Insurance Company (“American Family” or the “Company”) and American Family Variable Account I (the “Account”), we have attached for filing Post-Effective Amendment No. 10 (the “Amendment”) to the Account’s registration statement on Form N-6 for American Family’s flexible premium variable universal life insurance policies (the “Policies”).

The Amendment is being filed pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933 primarily for purposes of responding to comments received from the staff of the Securities and Exchange Commission (the “SEC staff”) on Post-Effective Amendment No. 9 to the Account’s registration statement, updating certain financial information and making routine and clarifying changes. As counsel who reviewed the Amendment, we represent that the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b).

The following paragraphs provide the Company’s response to the SEC staff’s comments received by Counsel for the Company in a telephone call on April 14, 2008. Each of the SEC staff comments is set forth in full below, and is followed by the Company’s response.

1.	General Comment. If the marketing name of the Policy varies from the name of the separate account, please list that marketing name on the cover page of the prospectus and, if necessary, update the EDGAR class identifier for the Policy to reflect the marketing name of the Policy.

U.S. Securities and Exchange Commission

April 23, 2008

Response: The name of the Policy, the American Family flexible premium variable universal life insurance policy, is listed on the front cover page of the prospectus. The name of the Policy is the EDGAR class identifier.

2.	Fee Table, pages 10 – 13.

a.	Please include a line item for premium taxes in the transaction fees table, if applicable.

Response: The Company does not assess a separate charge for premium taxes under the Policy. Therefore, including a line item for premium taxes in the “Transaction Fees” table section of the prospectus could be confusing and potentially misleading for Owners. For these reasons, the Company respectfully declines to comply with the SEC staff comment.

b.	With regard to the Children’s Insurance Rider, please explain whether the $5 charge is a total charge or a charge per child.

Response: In response to the SEC staff comment, disclosure has been added to the “Periodic Charges (other than Portfolio fees and expenses)” table section of the prospectus that notes the Children’s Insurance Rider charge is for all insured children regardless of number.

c.	With regard to the Waiver of Monthly Deductions Rider and Waiver of Specified Premium Rider, please reflect the cost of the Rider on a per $1,000 basis.

Response: The Company notes that the basis for determining the charge for the Waiver of Monthly Deductions Rider and the Waiver of Specified Premium Rider are the monthly cost of insurance charge and the monthly specified premium amount, respectively, not the Specified Amount nor the amount of any additional insurance coverage provided by rider. In that regard, unlike a charge whose basis reflects relatively large numerical amounts, such as the Specified Amount or the amount of additional insurance coverage provided by rider, the disclosure of the charge for the Waiver of Monthly Deductions Rider and Waiver of Specified Premium Rider on a per $1,000 basis would result in an extremely small number several decimal places out. If the Company were to disclose the amount of the charge to only two decimal places, as the SEC staff requires pursuant to Instruction 1.(a) to Item 3 of Form N-6, under standard rounding convention, each charge would round to zero. The Company does not believe that such disclosure would be helpful to Owners and prospective Owners, and instead believes such disclosure would be confusing and potentially misleading. For these reasons, the Company respectfully declines to comply with the SEC staff comment.

U.S. Securities and Exchange Commission

April 23, 2008

3.	Fee Table-Annual Portfolio Operating Expenses, page 14.

a.	Please confirm that the range of expenses presented in the “Annual Portfolio Operating Expenses” table are gross expenses.

Response: The “maximum” and “minimum” figures in the “Annual Portfolio Operating Expenses” table are gross figures that do not reflect any contractual or voluntary fee waivers or expense reimbursements.

b.	Please conform the fee table disclosing fund expense information for each Portfolio to the standards set forth in Form N-1A. For example, please include a line item to the fee table for acquired fund fees and expenses as per Item 3, Instruction 3(f)(i), of Form N-1A, if applicable.

Response: The fee table disclosing fund expense information for each Portfolio that the SEC staff refers to was part of footnote 4 in the “Fee Table” section of the prospectus. In response to the SEC staff comment and SEC staff comment 3.d. below, the Company has removed the table from the footnote and presented the table in the body of the prospectus (following the fee table showing the range of “Annual Portfolio Operating Expenses”) as an additional table that shows the annual operating expenses for each Portfolio available under the Policy (as permitted by Instruction 4.(f) to Item 3 of Form N-6). The table has been reformatted to comply with the standards set forth in Form N-1A. The Company notes, however, that because none of the Portfolios have acquired fund fees and expenses that exceed one basis point of the average net assets of the Portfolio, the line item disclosure for acquired fund fees and expenses is not required pursuant to Instruction 3(f)(i) of Item 3 to Form N-1A.

c.	Please reformat the table so that the column with the heading “Other Expenses” appears to the right of the column with the heading “12b-1 Fee.”

Response: In response to the SEC staff comment, the Company reformatted the table of Portfolio expenses to reorder the columns of the table so that the column with the heading “12b-1 Fee” precedes the column with the heading “Other Expenses.”

d.	Voluntary waivers may not be reflected in the table showing annual operating expenses for each Portfolio available as an investment option under the Policy, but may be disclosed in a footnote to the fee table.

Response: As noted in response to SEC staff comment 3.b. above, the fee table disclosing fund expense information for each Portfolio that the SEC staff refers to was part of footnote 4 to the “Annual Portfolio Operating Expenses” table. The Company respectfully submits that the SEC staff has permitted and still permits

U.S. Securities and Exchange Commission

April 23, 2008

voluntary fee waivers and reimbursements to be reflected in footnote disclosure, as provided for in a letter from Barry D. Miller, Associate Director, Division of Investment Management, U.S. Securities and Exchange Commission to Craig S. Tyle, General Counsel, Investment Company Institute dated October 2, 1998.

That being said, as noted in response to SEC staff comment 3.b. above, the Company has removed the subject table from the footnote and presented the table in the body of the prospectus (following the fee table showing the range of “Annual Portfolio Operating Expenses”) as an additional table that shows the annual operating expenses for each Portfolio available under the Policy (as permitted by Instruction 3.(f) to Item 3 of Form N-6). Information regarding voluntary fee waivers and expense reimbursement arrangements has been presented in footnotes to the reformatted table, using a font size and format that distinguishes the footnote text from text in the body of the prospectus.

4.	Death Benefit, page 22. Please confirm that with respect to the Option 1 death benefit, the Company will reduce the Specified Amount by the amount of any partial surrenders including both a partial surrender charge and partial surrender processing fee charged within two years of the date of death of the Primary Insured. Also, please reflect the partial surrender processing fee in the Fee Table.

Response: The Company confirms that with respect to the Option 1 death benefit, the Company will reduce the Specified Amount by the amount of any partial surrenders including both a partial surrender charge and partial surrender processing fee charged within two years of the date of death of the Primary Insured. The Company notes that the partial surrender processing fee has been disclosed in the “Transaction Fees” table as a component of the partial surrender charge. However, in response to the SEC staff comment, the Company has added a separate line item to the “Transaction Fees” table to separately identify the partial surrender processing fee and has replaced the heading “Partial Surrender Charge” in the “Charges and Deduction” section of the prospectus with “Partial Surrender Charge and Partial Surrender Processing Fee” to give greater prominence to the partial surrender processing fee.

5.	Accelerated Death Benefit, page 24.

a.	Please disclose in general terms the portion of the death benefit that may be available as an accelerated payment.

Response: The Company has complied with the SEC staff comment.

b.	Please include a cross reference to the description of the Accelerated Death Benefit Rider on page 48 of the prospectus.

Response: The Company has complied with the SEC staff comment.

U.S. Securities and Exchange Commission

April 23, 2008

6.	Transfers, pages 27 and 28. Please clarify how the dollar cost averaging program and the automatic asset reallocation program may be affected by the Substitution. In addition, please clarify how the allocation of additional premium payments may be affected by the Substitution.

Response: As noted in the prospectus, on the date of the Substitution, the Federated International Equity Fund II Subaccount and the Federated Quality Bond Fund II Subaccount (collectively, the “Federated Subaccounts”) will cease as funding choices under the Policy. Prior to the date of the Substitution, beginning on May 17, 2008, the Federated Subaccounts will close to new investment, such as new premium payments and Cash Value transferred from other Subaccounts and the Fixed Account. The restrictions described in “The Substitution” section of the prospectus will apply to Cash Value transfers to the Federated Subaccounts under the dollar cost averaging and automatic asset reallocation programs, and new premium payments made after May 16, 2008.

The general rule noted above is subject to two exceptions described in the prospectus. Specifically, an Owner with Cash Value in a Federated Subaccount before May 17, 2008, may continue to invest in that Federated Subaccount until the date of the Substitution by allocating new premium payments or through transfers of Cash Value under the dollar cost averaging program or the automatic asset reallocation program. Likewise, an Owner of a Policy issued after June 1, 2008, who elected to invest in a Federated Subaccount in a Policy application dated on or before May 16, 2008 and submitted to the Company before June 1, 2008, may continue to invest in that Federated Subaccount until the date of the Substitution by allocating new premium payments or through transfers of Cash Value under the dollar cost averaging program or the automatic asset reallocation program.

Transfers from the Federated Subaccounts, including transfers made through the automatic asset reallocation program, may continue until the date of the Substitution. Transfers from the Federated Subaccounts that are made between May 1, 2008, and the date of the Substitution do not count toward the twelve free transfers an Owner can make each Policy Year.

“The Substitution” section of the prospectus has been revised to clarify this point.

7.	The Variable Account, page 35. Please include the date of organization of the separate account in the “The Variable Account” section of the prospectus or in the statement of additional information as required by Item 16(a) of Form N-6.

Response: In response to the SEC staff comment, the Company has identified the date of organization of the Account in the “The Variable Account” section of the prospectus.

8.	Transfer Charge, page 41. Please disclose that transfers made from the Vanguard VIF International Portfolio Subaccount and the Fidelity Investment Grade Bond Portfolio

U.S. Securities and Exchange Commission

April 23, 2008

(Service Class) Subaccount for 30 days following the Substitution will not count toward the twelve free transfers that an Owner may make each Policy Year.

Response: In response to the SEC staff comment, the Company has added the following disclosure to the end of the first paragraph under the “Transfer Charge” section of the prospectus:

In addition, transfers from the Vanguard VIF International Portfolio Subaccount and the Fidelity Investment Grade Bond Portfolio (Service Class) Subaccount made during the first 30 days following the Substitution will not count toward the twelve free transfers you may make each Policy Year.

9.	The Substitution, page 47. The prospectus states that the Company has “no current intention of increasing the amount transfer fee,” and agrees not to exercise its right to increase the transfer fee for at least 30 days after the Substitution. Yet, the maximum and current transfer fee rates appear to be the same. Therefore, please consider removing the subject disclosure.

Response: The Company has removed the subject disclosure.

10.	Accelerated Death Benefit Rider, page 48.

a.	Please confirm supplementally that the Accelerated Death Benefit is not considered a partial surrender.

Response: The Company does not treat an Owner’s exercise of the Accelerated Death Benefit as a partial surrender under the Policy. In that regard, the Company does not assess either a partial surrender charge or a surrender charge when an Owner exercises the Accelerated Death Benefit.

b.	Where you disclose that there is no charge for the rider, please qualify that statement by stating that interest is charged against the amount of the accelerated payment.

Response: In response to the SEC staff comment, the following statement has been added to the end of the “Effect on Existing Policy” section of the prospectus:

However, We will assess an interest charge against the amount of any accelerated death benefit payment. See the accelerated death benefit interest charge in the “Periodic Charges (other than Portfolio fees and expenses)” table section of the prospectus for more information on the rate of interest We may assess.

U.S. Securities and Exchange Commission

April 23, 2008

11.	Accidental Death Benefit Rider, page 49.

Please explain whether this rider requires additional evidence of insurability.

Response: The Company does not require additional evidence of insurability for the election of the Accidental Death Benefit Rider. Disclosure to that effect has been added to the end of the “Accidental Death Benefit Rider” section of the prospectus.

12.	Additional Insured Rider, page 49.

a.	Please define the term “Base Policy”.

Response: In response to the SEC staff comment, the Company has replaced the term “Base Policy” with “Policy.”

b.	Please explain whether there is any limit on the number of additional insureds.

Response: Additional insured riders may be added for the Primary Insured, as well as for the Primary Insured’s spouse and adult children.

13.	Waiver of Monthly Deductions Rider, page 50.

Please resolve the inconsistency between the language that states the rider lasts until the end of one’s disability or age 95 and the language that states that the rider terminates when the primary insured reaches age 60.

Response: In response to the SEC staff comment, the following parenthetical has been added after the phrase “age 95” in the first sentence under the “Waiver of Monthly Deductions Rider” section of the prospectus:

(assuming total disability occurs before Attained Age 60)

14.	Summary of the American Family Securities, LLC Business Continuity Plan. If the summary of the business continuity plan is not part of the prospectus, then it should follow the last page of the prospectus.

Response: The summary of the business continuity plan is not part of the prospectus and has been removed from the Prospectus.

15.	Tandy Representation

We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the registrant is in possession of all

U.S. Securities and Exchange Commission

April 23, 2008

facts relating to the registrant’s disclosure, it is responsible for the accuracy and adequacy of the disclosures it has made.

Notwithstanding our comments, in the event the registration requests acceleration of the effective date of the pending registration statement, it should furnish a letter, at the time of such request, acknowledging that:

•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

In addition, please be advised that the Division of Enforcement has access to all information you provide to the staff of the Division of Investment Management in connection with our review of your filing or in response to our comments on your filing.

We will consider a written request for acceleration of the effective date of the registration statement as confirmation of the fact that those requesting acceleration are aware of their respective responsibilities.

Response: The Company has provided the “Tandy” representations requested by the SEC staff in a separate letter filed as correspondence to the Amendment.

*    *    *

We believe that the Amendment is complete and responds to all SEC staff comments. If you have any questions regarding this letter or the enclosed Amendment, please contact the undersigned at (202) 383-0118. We greatly appreciate the staff’s efforts in assisting the Company with this filing.

Sincerely,

/s/ Thomas E. Bisset
Thomas E. Bisset

U.S. Securities and Exchange Commission

April 23, 2008

cc:	Michael Kosoff, Esq.
Rose Detmer, Esq.